Intangible assets (Tables) - Alps Life Science Inc [Member]	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Schedule of intangible assets

	Trademark	Patent	Technical know-how of stem cells cultivation	Total
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
	USD	USD	USD	USD

Cost
As at 1 April 2024	7,443	969,547	211,484	1,188,474
Additions	-	-	-	-
Exchange difference	731	142,656	31,117	174,504

As at 30 September 2024	8,174	1,112,203	242,601	1,362,978

As at 1 April 2025	7,941	1,034,410	225,632	1,267,983
Additions		760,743		760,743
Exchange difference	421	(705,875)	11,968	(693,486)

As at 30 September 2025	8,362	1,089,278	237,600	1,335,240

Accumulated amortisation
As at 1 April 2024	7,221	131,966	211,484	350,671
Charge for the financial period	18	24,650	-	24,668
Exchange difference	699	19,997	31,117	51,813

As at 30 September 2024	7,938	176,613	242,601	427,152

As at 1 April 2025	7,738	306,300	225,632	539,670
Charge for the financial period				-
Exchange difference	428	103,389	11,968	115,785

As at 30 September 2025	8,166	409,689	237,600	655,455

Carrying amount

As at 30 September 2025	196	679,589	-	679,785

As at 30 September 2024	236	935,590	-	935,826

	Trademark	Patent	Technical know-how of stem cells cultivation	Total
	USD	USD	USD	USD

Cost
As at 1 April 2023	7,968	294,317	226,398	528,683
Additions	-	694,618	-	694,618
Exchange difference	(525)	(19,388)	(14,914)	(34,827)

As at 31 March 2024/1 April 2024	7,443	969,547	211,484	1,188,474
Exchange difference	498	64,863	14,148	79,509

As at 31 March 2025	7,941	1,034,410	225,632	1,267,983

Accumulated amortisation
As at 1 April 2023	7,697	94,181	226,398	328,276
Charge for the financial year	32	44,775	-	44,807
Exchange difference	(508)	(6,990)	(14,914)	(22,412)

As at 31 March 2024/1 April 2024	7,221	131,966	211,484	350,671
Charge for the financial year	33	163,060	-	163,093
Exchange difference	484	11,274	14,148	25,906

As at 31 March 2025	7,738	306,300	225,632	539,670

Carrying amount

As at 31 March 2025	203	728,110	-	728,313

As at 31 March 2024	222	837,581	-	837,803

Schedule of intangible assets estimated useful lives

The amortisation of the intangible assets of the Group is included in “other operating expenses” in the consolidated statements of profit or loss and other comprehensive income of the Group and the amortisation rate used is on a straight line basis based on the estimated useful lives of the intangible assets, at the following rates:

Trademark	10.00 years
Patent	6.25 years
Technical know-how of stem cells cultivation	5.00 years

The amortisation of the intangible assets of the Group included in “other operating expenses” in the consolidated statements of profit or loss and other comprehensive income of the Group and the amortisation rate used are on a straight line basis which was based on the estimated useful lives of the intangible assets, at the following rates:

Trademark	10.00 years
Patent	6.25 years
Technical know-how of stem cells cultivation	5.00 years